Fair Value Measurements (Details) - Schedule of Changes in Level 3 Liabilities Measured at Fair Value - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022
Schedule of Changes in Level3 Liabilities Measured at Fair Value [Abstract]
Balance beginning	$ 113	$ 129	$ 120	$ 186
Change in fair value	81	(16)	38	(66)
Balance ending	$ 194	$ 113	$ 158	$ 120